Operating Lease Right-of-Use Asset and Operating Lease Liability (Details) - Schedule of Base Rent Amount Over Term of Lease - USD ($)	8 Months Ended	12 Months Ended			24 Months Ended
	Aug. 31, 2024	Aug. 31, 2027	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2025
Forecast [Member]
Schedule of Base Rent Amount Over Term of Lease [Line Items]
Rent Periods	$ 5,739	$ 6,210	$ 6,048	$ 5,891	$ 5,891